Property and Equipment - Schedule of Changes in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 14,825,814	₩ 14,872,079
Acquisition and capital expenditure	2,601,977	2,908,510
Disposal and termination	(91,509)	(82,085)
Depreciation	(2,830,187)	(2,815,393)
Impairment (recovery of impairment)	(15,317)	(7,183)	₩ (7,871)
Transfer in (out)	(247,627)	(106,261)
Transfer from (to) investment properties	73,689	47,030
Acquisitions and dispositions of subsidiaries	(3,641)	(1,360)
Others	(54,727)	10,477
Ending, net	14,258,472	14,825,814	14,872,079
Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	53,479,104	52,056,203
Ending, net	54,315,217	53,479,104	52,056,203
Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(38,653,290)	(37,184,124)
Ending, net	(40,056,745)	(38,653,290)	(37,184,124)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,351,659	1,324,376
Acquisition and capital expenditure	71	213
Disposal and termination	(760)	(1,928)
Impairment (recovery of impairment)	0	0
Transfer in (out)	21,524	4,430
Transfer from (to) investment properties	12,348	24,429
Acquisitions and dispositions of subsidiaries	(1,231)	0
Others	1,140	139
Ending, net	1,384,751	1,351,659	1,324,376
Land | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,351,791	1,324,508
Ending, net	1,384,883	1,351,791	1,324,508
Land | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)	(132)
Buildings and structures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,434,180	2,518,130
Acquisition and capital expenditure	1,930	1,031
Disposal and termination	(2,943)	(3,095)
Depreciation	(146,725)	(153,399)
Impairment (recovery of impairment)	0	0
Transfer in (out)	252,089	42,289
Transfer from (to) investment properties	61,341	21,442
Acquisitions and dispositions of subsidiaries	(1,106)	(617)
Others	36,190	8,399
Ending, net	2,634,956	2,434,180	2,518,130
Buildings and structures | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	4,981,282	4,903,073
Ending, net	5,273,629	4,981,282	4,903,073
Buildings and structures | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(2,547,102)	(2,384,943)
Ending, net	(2,638,673)	(2,547,102)	(2,384,943)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	9,508,028	9,806,679
Acquisition and capital expenditure	57,702	52,336
Disposal and termination	(81,383)	(68,834)
Depreciation	(2,615,755)	(2,589,318)
Impairment (recovery of impairment)	(15,153)	(6,374)
Transfer in (out)	2,295,302	2,306,814
Transfer from (to) investment properties		0
Acquisitions and dispositions of subsidiaries	0	(328)
Others	(33,685)	7,053
Ending, net	9,115,056	9,508,028	9,806,679
Machinery and equipment | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	44,584,135	43,611,280
Ending, net	45,577,885	44,584,135	43,611,280
Machinery and equipment | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(35,076,107)	(33,804,601)
Ending, net	(36,462,829)	(35,076,107)	(33,804,601)
Others
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	192,805	188,346
Acquisition and capital expenditure	44,223	67,480
Disposal and termination	(2,051)	(2,758)
Depreciation	(67,707)	(72,676)
Impairment (recovery of impairment)	(164)	(809)
Transfer in (out)	26,627	13,324
Transfer from (to) investment properties		0
Acquisitions and dispositions of subsidiaries	(1,304)	(415)
Others	(43,153)	313
Ending, net	149,276	192,805	188,346
Others | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,222,671	1,182,144
Ending, net	1,103,784	1,222,671	1,182,144
Others | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,029,866)	(993,798)
Ending, net	(954,508)	(1,029,866)	(993,798)
Construction- in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,339,142	1,034,548
Acquisition and capital expenditure	2,498,051	2,787,450
Disposal and termination	(4,372)	(5,470)
Impairment (recovery of impairment)	0	0
Transfer in (out)	(2,843,169)	(2,473,118)
Transfer from (to) investment properties	0	1,159
Acquisitions and dispositions of subsidiaries	0	0
Others	(15,219)	(5,427)
Ending, net	974,433	1,339,142	1,034,548
Construction- in-progress | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,339,225	1,035,198
Ending, net	975,036	1,339,225	1,035,198
Construction- in-progress | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(83)	(650)
Ending, net	₩ (603)	₩ (83)	₩ (650)